CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 8,176,313	$ 7,154,462
Investment in trading securities	3,221,598	2,212,401
Prepaids	186,994	102,185
Inventory	1,160,986	817,597
Total current assets	12,745,891	10,286,645
Restricted cash	296,322	296,322
Equipment, net	447,416	543,197
Mineral properties	734,422	734,422
TOTAL ASSETS	14,224,051	11,860,586
Current
Accounts payable and accrued liabilities	1,805,618	1,281,060
Due to related parties	90,602	152,415
Asset retirement obligation	94,885	85,628
Total current liabilities	1,991,105	1,519,103
Total liabilities	1,991,105	1,519,103
Commitment and contingencies
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 45,994,517 common shares (December 31, 2023 - 46,201,217 common shares)	45,995	46,201
Additional paid in capital	31,667,831	31,704,814
Shares in treasury	(17,239)	(20,744)
Accumulated deficit	(19,835,914)	(21,511,326)
Total Xtra-Gold Resources Corp. stockholders' equity	11,860,673	10,218,945
Non-controlling interest	372,273	122,538
Total equity	12,232,946	10,341,483
TOTAL LIABILITIES AND EQUITY	$ 14,224,051	$ 11,860,586